Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Current assets
Cash and cash equivalents	$ 1,414,171	$ 983,319
Restricted cash	43	47
Term deposits	108,672	107,741
Short-term investments	1,668,689	1,623,763
Accounts receivable, net of allowance of US$485 and US$503 as of May 31, 2018 and 2019, respectively	3,300	3,179
Inventory, net	29,046	40,175
Prepaid expenses and other current assets, net of allowance of US$914 and US$248 as of May 31, 2018 and 2019, respectively	199,677	182,095
Amounts due from related parties, current	42,644	1,595
Total current assets	3,466,242	2,941,914
Restricted cash, non-current	4,013	3,399
Property and equipment, net	532,015	449,592
Land use rights, net	6,405	3,785
Amounts due from related parties, non-current	1,204	2,226
Long-term deposits	49,742	40,099
Long-term prepaid rents	442	191
Intangible assets, net	13,935	8,544
Goodwill, net	79,614	31,729
Long-term investments, net	404,704	433,333
Deferred tax assets, non-current, net	61,467	43,323
Other non-current assets	26,776	19,577
Total assets	4,646,559	3,977,712
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$39,279 and US$33,646 as of May 31, 2018 and 2019, respectively)	34,057	39,889
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$335,955 and US$518,937 as of May 31, 2018 and 2019, respectively)	576,521	373,537
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$54,844 and US$79,067 as of May 31, 2018 and 2019, respectively)	94,071	67,233
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$30 and US$472 as of May 31, 2018 and 2019, respectively)	472	30
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$1,244,748 and US$1,268,318 as of May 31, 2018 and 2019, respectively)	1,301,103	1,270,195
Total current liabilities	2,006,224	1,750,884
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$13,782 and US$18,607 as of May 31, 2018 and 2019, respectively)	18,781	12,133
Long-term loan (including long-term loan of the consolidated variable interest entities without recourse to the Company of nil and nil as of May 31, 2018 and 2019, respectively)	96,457
Total liabilities	2,121,462	1,763,017
Commitments and contingencies (Note 22)
Mezzanine equity
Redeemable non-controlling interests		206,624
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2018 and 2019; 158,379,387 and 158,801,714 shares issued as of May 31, 2018 and 2019; 158,319,910 and 157,849,714 shares outstanding as of May 31, 2018 and 2019, respectively)	1,588	1,584
Treasury stock	(10)	(1)
Additional paid-in capital	428,959	129,059
Statutory reserves	305,529	263,518
Retained earnings	1,647,627	1,352,543
Accumulated other comprehensive income/(loss)	(23,007)	244,886
Total New Oriental Education & Technology Group Inc. shareholders' equity	2,360,686	1,991,589
Non-controlling interests	164,411	16,482
Total equity	2,525,097	2,008,071
Total liabilities, mezzanine equity and equity	$ 4,646,559	$ 3,977,712